Net Postretirement Benefit Expenses (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total postretirement benefits expense		$ 203	$ 169	$ 179
Other Changes in plan assets and benefit obligations recognized in other comprehensive loss (income), Prior service cost (benefit)	302
Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost for benefits earned during the period		17	17	18
Interest on obligation		169	189	209
Amortization of cumulative loss		112	97	98
Amortization of prior service cost (benefit)		1	1	1
Curtailments		5	2	1
Contractual termination benefits	3	2	38	1
Retrospective payments to retirees		0	0	0
Premiums on pension insurance		8	6	7
Expected return on assets		(192)	(211)	(193)
Total postretirement benefits expense		122	139	142
Other Changes in plan assets and benefit obligations recognized in other comprehensive loss (income), Actuarial net loss (gain)		469	374	77
Other Changes in plan assets and benefit obligations recognized in other comprehensive loss (income), Amortization of cumulative loss		(112)	(97)	(98)
Other Changes in plan assets and benefit obligations recognized in other comprehensive loss (income), Prior service cost (benefit)		(1)	0	4
Other Changes in plan assets and benefit obligations recognized in other comprehensive loss (income), Amortization of prior service benefit (cost)		(1)	(1)	(1)
Other Changes in plan assets and benefit obligations recognized in other comprehensive loss (income), Curtailments		0	(13)	(3)
Other Changes in plan assets and benefit obligations recognized in other comprehensive loss (income), Currency translation		2	4	4
Other Changes in plan assets and benefit obligations recognized in other comprehensive loss (income)		357	267	(17)
Total net postretirement benefits expense and other comprehensive loss (income)		479	406	125
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost for benefits earned during the period		7	8	8
Interest on obligation		83	56	81
Amortization of cumulative loss		38	4	8
Amortization of prior service cost (benefit)		(5)	(29)	(20)
Curtailments		(3)	11	2
Contractual termination benefits		(2)	6	(2)
Retrospective payments to retirees		(2)	15	0
Premiums on pension insurance		0	0	0
Expected return on assets		(35)	(41)	(40)
Total postretirement benefits expense		81	30	37
Other Changes in plan assets and benefit obligations recognized in other comprehensive loss (income), Actuarial net loss (gain)		(58)	566	(127)
Other Changes in plan assets and benefit obligations recognized in other comprehensive loss (income), Amortization of cumulative loss		(38)	(4)	(8)
Other Changes in plan assets and benefit obligations recognized in other comprehensive loss (income), Prior service cost (benefit)		0	302	(341)
Other Changes in plan assets and benefit obligations recognized in other comprehensive loss (income), Amortization of prior service benefit (cost)		5	29	20
Other Changes in plan assets and benefit obligations recognized in other comprehensive loss (income), Curtailments		3	0	0
Other Changes in plan assets and benefit obligations recognized in other comprehensive loss (income), Currency translation		0	0	0
Other Changes in plan assets and benefit obligations recognized in other comprehensive loss (income)		(88)	893	(456)
Total net postretirement benefits expense and other comprehensive loss (income)		$ (7)	$ 923	$ (419)